                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-203
-------------------------------------------------------------------------------

                         MASSACHUSETTS INVESTORS TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Stephen E. Cavan
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: 12/31/03
-------------------------------------------------------------------------------

                       Date of reporting period: 12/31/03
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) Mutual Funds

ANNUAL REPORT 12/31/03

MASSACHUSETTS
INVESTORS TRUST

A path for pursuing opportunity

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------
Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOT FDIC INSURED                 MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT       NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
--------------------------------------------------------------------------------

MASSACHUSETTS INVESTORS TRUST

The trust seeks long-term growth of capital with a secondary objective to seek reasonable current income.


-------------------------------------------------------------------------------
To view MFS' statement concerning regulatory issues affecting the mutual fund industry and the firm, please visit www.mfs.com.
-------------------------------------------------------------------------------
TABLE OF CONTENTS
----------------------------------------------------

MFS PRIVACY POLICY
----------------------------------------------------
LETTER FROM THE CHAIRMAN                           1
----------------------------------------------------
MFS ORIGINAL RESEARCH(R)                           2
----------------------------------------------------
MANAGEMENT REVIEW                                  3
----------------------------------------------------
PERFORMANCE SUMMARY                                7
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                          11
----------------------------------------------------
FINANCIAL STATEMENTS                              19
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     33
----------------------------------------------------
INDEPENDENT AUDITORS' REPORT                      46
----------------------------------------------------
TRUSTEES AND OFFICERS                             47
----------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS       49
----------------------------------------------------
FEDERAL TAX INFORMATION                           50
----------------------------------------------------
CONTACT INFORMATION                               51

--------------------------------------------------------------------------------
LETTER FROM THE CHAIRMAN
--------------------------------------------------------------------------------

Dear Shareholders,

[Photo of Jeffrey L. Shames]

In our view, the past year has been a promising one for investors. Financial markets have improved steadily, spurred by indications of a global economic recovery.

These developments make this an encouraging time for our shareholders. But we also think it's a time to reinforce the fundamentals of a sound investment strategy.

At MFS, we think in any market environment the best approach for investors is disciplined diversification. This method of investing involves three simple steps. First, allocate your holdings across the major asset classes. Second, diversify within each class so that you get exposure to different investment styles, such as growth and value, and market sectors, such as government and corporate bonds. Finally, to respond to the way market activity can shift the value of your accounts, rebalance your accounts on a routine schedule, such as once per year. Doing so will help you maintain your desired allocation across each asset class.

These investing fundamentals are often lost when markets are on an upswing. At such times, it's easy to be tempted to shift your holdings into the current, "hottest" performing investment. History suggests, however, that it is difficult to predict year after year what the best performing sector or market will be. While it is true that the past cannot offer any guarantees for the future, the markets historically have demonstrated the benefits of taking the prudent approach and spreading your assets across a variety of holdings. For investors with long-term goals such as college or retirement, a balanced approach usually makes the most sense. As always, your investment professional can help you identify an appropriate mix of investments for your needs.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    January 16, 2004

The opinions expressed in this letter are those of MFS and no forecasts can be guaranteed.

Note to Shareholders: On February 6, 2004, Jeffrey L. Shames retired as Chairman of MFS. Robert Pozen was named as his successor. Also, on February 6, 2004, Robert J. Manning was appointed MFS Chief Executive Officer, President, and Chief Investment Officer.

-------------------------------------------------------------------------------
MFS ORIGINAL RESEARCH(R)
-------------------------------------------------------------------------------

THE HUMAN SIDE OF MONEY MANAGEMENT

For nearly 80 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

When you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o  global asset management expertise across all asset classes

o  time-tested money management process for pursuing consistent results

o  full spectrum of investment products backed by MFS Original Research(R)

o  resources and services that match real-life needs

TURNING INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o  analyzing financial statements and balance sheets

o  talking extensively with companies' customers and competitors

o  developing our own proprietary estimates of companies' earnings

--------------------------------------------------------------------------------
MANAGEMENT REVIEW
--------------------------------------------------------------------------------

MARKET ENVIRONMENT

In the early months of 2003, investors were concerned about economic and geopolitical uncertainty. By year-end, however, investors were celebrating 2003 as the first positive year for most global markets since 1999. The turnaround in global stock markets began in March and April. We believe the major reasons for the ensuing market rally included increasingly positive economic numbers as 2003 progressed, particularly in the corporate earnings area, and decreased investor focus on the uncertainty that began the year.

In the equity markets, the big surprise of 2003 was investors' appetite for risk. After a brutal three-year market decline, many observers - including ourselves - believed investors would largely avoid risky investments. Instead, we experienced an equity rally led by relatively low-quality, higher-risk stocks
- stocks of companies with substantial debt on their balance sheets, low profit margins, and/or second- and third-tier competitive positioning. Investors seemed to favor the stocks that had fallen the hardest, rather than bidding up industry leaders that had weathered the global downturn relatively well. However, higher-quality, lower-risk stocks began to participate in the rally in the latter part of 2003.

-----------------------------------------------
TOP 5 STOCK HOLDINGS
AS OF 12/31/03

MICROSOFT CORP.                            3.8%
Computer software and systems company
-----------------------------------------------
CITIGROUP, INC.                            3.5%
Diversified financial services company
-----------------------------------------------
GENERAL ELECTRIC CO.                       2.9%
Diversified manufacturing and
financial services conglomerate
-----------------------------------------------
EXXON MOBIL CORP.                          2.7%
Diversified oil, gas, and
petrochemical firm
-----------------------------------------------
CISCO SYSTEMS, INC.                        2.6%
Computer networking firm
-----------------------------------------------
The portfolio is actively managed, and current holdings may be different.
-----------------------------------------------

DETRACTORS TO PERFORMANCE

The trust's performance for the 12-month period ending December 31, 2003, was stronger than it was at mid-year; however, it trailed that of the trust's benchmark, the S&P 500 Stock Index. The primary detractors to relative performance were the technology, financial, and leisure sectors.

Although we believed the economy would continue to improve in 2003, we thought that technology stock prices were too high at the beginning of the year. It seemed to us that those prices were the result of investors' expectations for significant improvements in earnings and balance sheets. Even though those improvements occurred later in the year, investors pushed technology stocks to the forefront of a market rally that began in March and lasted through the end of the period.

The trust received strong relative returns from stocks such as Analog Devices, Cisco, and VERITAS, but it could not overcome the negative impacts from stock selection in other technology holdings and from being underweighted in technology. Intel was the largest detractor to performance because we did not participate fully in the stock's steep, upward climb in 2003. Intel benefited from better-than-projected chip sales to the personal computer industry and, in our view, a positive semiconductor environment. In addition, we had avoided eBay and Yahoo and missed the powerful performance of the Internet industry.

During 2003, banks and credit companies outperformed the S&P 500; however, stock selection, as well as being underweighted in this group hurt performance. The biggest detractor among financial holdings was Federal National Mortgage Association (Fannie Mae) stock. The company struggled with a slowdown in the mortgage market. In addition, investors were concerned about potential regulatory and political changes partially stemming from the accounting woes of Federal Home Loan Mortgage Corporation (Freddie Mac). The trust sold this stock during the period.

Although we slightly underweighted insurance stocks in the financial sector, we did not escape the weak performance from specific stocks in that group which detracted from the trust's returns. For example, the Hartford Group had to increase its reserves and that negatively impacted its stock price.

We had overweighted leisure stocks, especially in print and publishing because we believed they would be positively affected by an improving economy and a corresponding upturn in advertising revenues. However, ad revenues, particularly from local markets, did not pick up as much as we and other investors expected. As a result, a number of companies lowered their earnings expectations, including the New York Times, Reed Elsevier, and Tribune. Media firm Viacom was also negatively affected by lower-than-expected local advertising revenues. The trust sold its positions in Tribune and Reed during the period.

The trust's cash position also detracted from relative performance. As with nearly all portfolios, the trust holds some cash to facilitate transactions and to provide liquidity. In a period when equity markets rose sharply, cash hurt performance relative to the S&P 500 which has no cash position.

CONTRIBUTORS TO PERFORMANCE

In the consumer staples sector, solid performance from Altria (formerly Phillip Morris), and our avoidance of Coca-Cola helped results for the reporting period. Many consumer staples stocks had performed well in 2002 when the securities markets were so unsettled. However, by the end of 2002, we saw better opportunities in other groups that had greater exposure to an improving economy. Altria's stock price continued to rebound from earlier concerns about litigation and competitive pressures.

Health care holdings Genentech and Guidant were strong contributors to the trust's returns as was our underweighted position in Merck. Genentech's stock price rose on unexpectedly positive testing data for its colorectal cancer drug, Avastin, and approval of several new drugs. We sold Genentech stock when it reached our target objective. Guidant's stock price was depressed at the start of 2003 because investors, in our view, failed to appreciate the strength of the company's cardiac rhythm management business, and they had discounted the company's drug-coated stent program. Later in the year, the company exceeded investors' income expectations and its stock price appreciated substantially.

Solid results from Analog Devices, Cisco, and VERITAS enhanced the trust's performance. Analog Devices, a high-quality semiconductor company in our view, reported improved fundamental results and rallied strongly with the rest of the semiconductor industry. Computer networking and communications company Cisco Systems began the 2003 at a reasonable price level. The company's prospects for a pick-up in its telecommunications service business, continued market share gains in its business enterprise unit, and significant gains in net income pushed Cisco's stock price higher. Signs of improving balance sheet strength led to strong performance for data storage software company VERITAS.

Home Depot also contributed to the trust's returns. The company exceeded investors' low earnings expectations in part because of its appliance sales and its exclusive sales arrangement with John Deere for lawn care equipment.

In addition, the trust's underweighting in the utilities and communications sector helped relative returns.

/s/ John Laupheimer, Jr.                  /s/ Brooks Taylor

    John Laupheimer, Jr.                      Brooks Taylor
    Portfolio Manager                         Portfolio Manager

--------------------------------------------------------------------------------

Visit mfs.com for our latest economic and investment outlook.

o Under Updates & Announcements, click Week in Review for a summary of recent investment-related news.

o From Week in Review, link to MFS Global Investment Perspective for our current view of the world.

--------------------------------------------------------------------------------

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

--------------------------------------------------------------------------------
PERFORMANCE SUMMARY THROUGH 12/31/03

--------------------------------------------------------------------------------

The following information illustrates the historical performance of the Trust's original share class in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.)

VISIT WWW.MFS.COM FOR THE MOST RECENT MONTH-END PERFORMANCE RESULTS. MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the 10-year period ended 12/31/03.)

                             Massachusetts       Standard
                              Investors           & Poor's
                                Trust            500 Stock
                             - Class A             Index

              12/93           $ 9,425            $10,000
              12/95            12,999             13,934
              12/97            21,553             22,845
              12/99            28,342             35,553
              12/01            23,659             28,481
              12/03            22,539             28,550

TOTAL RETURNS

--------------------
  Average annual
without sales charge
--------------------

                        Class
   Share class      inception date     1-yr      3-yr       5-yr       10-yr

------------------------------------------------------------------------------
        A              7/15/1924       22.14%     -7.25%     -3.19%      9.11%
------------------------------------------------------------------------------
        B              9/07/1993       21.40%     -7.84%     -3.81%      8.34%
------------------------------------------------------------------------------
        C              7/01/1996       21.42%     -7.84%     -3.80%      8.58%
------------------------------------------------------------------------------
        I              1/02/1997       22.52%     -6.93%     -2.84%      9.38%
------------------------------------------------------------------------------
        J              2/10/2000       21.32%     -7.84%     -3.66%      8.84%
------------------------------------------------------------------------------
       R1*            12/31/2002       22.14%     -7.25%     -3.18%      9.11%
------------------------------------------------------------------------------
       R2             10/31/2003       22.03%     -7.27%     -3.20%      9.10%
------------------------------------------------------------------------------
      529A             7/31/2002       21.86%     -7.36%     -3.26%      9.07%
------------------------------------------------------------------------------
      529B             7/31/2002       21.07%     -7.61%     -3.42%      8.98%
------------------------------------------------------------------------------
      529C             7/31/2002       21.11%     -7.61%     -3.42%      8.98%
------------------------------------------------------------------------------


Comparative benchmarks

--------------------
  Average annual
--------------------

------------------------------------------------------------------------------
Average large cap
core fund+                             25.53%     -6.63%     -1.79%      8.77%
------------------------------------------------------------------------------
Standard & Poor's 500
Stock Index#                           28.67%     -4.05%     -0.57%     11.06%
------------------------------------------------------------------------------

--------------------
  Average annual
 with sales charge
--------------------

------------------------------------------------------------------------------
        A                              15.12%     -9.06%     -4.33%      8.47%
------------------------------------------------------------------------------
        B                              17.40%     -8.76%     -4.17%      8.34%
------------------------------------------------------------------------------
        C                              20.42%     -7.84%     -3.80%      8.58%
------------------------------------------------------------------------------
        J                              18.89%     -8.46%     -4.05%      8.62%
------------------------------------------------------------------------------
      529A                             14.85%     -9.17%     -4.40%      8.43%
------------------------------------------------------------------------------
      529B                             17.07%     -8.50%     -3.76%      8.98%
------------------------------------------------------------------------------
      529C                             20.11%     -7.61%     -3.42%      8.98%
------------------------------------------------------------------------------

I, R1 and R2 class shares do not have a sales charge. Please see Notes to Performance Summary for more details.

--------------------
     Cumulative
without sales charge
--------------------

------------------------------------------------------------------------------
        A                              22.14%    -20.20%    -14.95%    139.14%
------------------------------------------------------------------------------
        B                              21.40%    -21.72%    -17.64%    122.82%
------------------------------------------------------------------------------
        C                              21.42%    -21.72%    -17.61%    127.78%
------------------------------------------------------------------------------
        I                              22.52%    -19.37%    -13.41%    145.10%
------------------------------------------------------------------------------
        J                              21.32%    -21.73%    -17.02%    133.29%
------------------------------------------------------------------------------
       R1*                             22.14%    -20.20%    -14.94%    139.15%
------------------------------------------------------------------------------
       R2                              22.03%    -20.27%    -15.02%    138.94%
------------------------------------------------------------------------------
      529A                             21.86%    -20.50%    -15.26%    138.26%
------------------------------------------------------------------------------
      529B                             21.07%    -21.15%    -15.95%    136.31%
------------------------------------------------------------------------------
      529C                             21.11%    -21.15%    -15.95%    136.31%
------------------------------------------------------------------------------
+ Source: Lipper Inc., an independent firm that reports mutual fund performance.
#  Source: Standard & Poor's Micropal, Inc.
*  Effective November 3, 2003, Class R shares have been renamed R1 shares.

INDEX DEFINITION

STANDARD & POOR'S 500 STOCK INDEX - a commonly used measure of the broad U.S. stock market.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

A portion of the returns shown is attributable to the receipt of a nonrecurring payment in settlement of a class action lawsuit. See Notes to Financial Statements.

Class A and 529A results, including sales charge, reflects the deduction of the maximum 5.75% sales charge. Class B and 529B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C and 529C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC. Class I shares have no sales charges and are available only to certain investors. Class J results, including sales charge, reflects the deduction of the maximum 2% sales charge and are available only to residents of Japan. Class R1 and R2 shares have no sales charges and are available only to certain retirement plans. Class 529A, 529B, and 529C shares are only available in conjunction with qualified tuition programs, such as the MFS 529 Savings Plan.

Performance for share classes offered after class A shares includes the performance of the fund's class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

KEY RISK CONSIDERATIONS

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

These risks may increase share price volatility. Please see the prospectus for further information regarding these and other risk considerations.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

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PORTFOLIO OF INVESTMENTS - 12/31/03
-----------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Stocks - 99.3%
-----------------------------------------------------------------------------------------------------
ISSUER                                                                 SHARES                 $ VALUE
-----------------------------------------------------------------------------------------------------
U.S. Stocks - 90.4%
-----------------------------------------------------------------------------------------------------
Aerospace - 0.8%
-----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                 814,600             $41,870,440
-----------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                  1,100                 105,160
-----------------------------------------------------------------------------------------------------
United Technologies Corp.                                              99,700               9,448,569
-----------------------------------------------------------------------------------------------------
                                                                                          $51,424,169
-----------------------------------------------------------------------------------------------------
Airlines - 0.2%
-----------------------------------------------------------------------------------------------------
Southwest Airlines Co.                                                882,100             $14,237,094
-----------------------------------------------------------------------------------------------------

Alcoholic Beverages - 0.5%
-----------------------------------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                                             645,900             $34,026,012
-----------------------------------------------------------------------------------------------------

Automotive - 0.2%
-----------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                 261,100             $12,410,083
-----------------------------------------------------------------------------------------------------

Banks & Credit Companies - 14.7%
-----------------------------------------------------------------------------------------------------
American Express Co.                                                1,251,700             $60,369,491
-----------------------------------------------------------------------------------------------------
Bank of America Corp.                                               1,428,088             114,861,118
-----------------------------------------------------------------------------------------------------
Bank of New York Co., Inc.                                            533,700              17,676,144
-----------------------------------------------------------------------------------------------------
Bank One Corp.                                                      1,085,900              49,506,181
-----------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                     4,814,033             233,673,162
-----------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.                                     2,105,780             158,059,846
-----------------------------------------------------------------------------------------------------
Golden West Financial Corp.                                           329,800              34,032,062
-----------------------------------------------------------------------------------------------------
MBNA Corp.                                                          1,002,000              24,899,700
-----------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                717,600              23,042,136
-----------------------------------------------------------------------------------------------------
State Street Corp.                                                    465,800              24,258,864
-----------------------------------------------------------------------------------------------------
SunTrust Banks, Inc.                                                  451,200              32,260,800
-----------------------------------------------------------------------------------------------------
U.S. Bancorp                                                        2,121,900              63,190,182
-----------------------------------------------------------------------------------------------------
Wells Fargo Co.                                                     2,818,119             165,959,028
-----------------------------------------------------------------------------------------------------
                                                                                       $1,001,788,714
-----------------------------------------------------------------------------------------------------
Biotechnology - 1.0%
-----------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                        654,800             $32,307,832
-----------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                560,300              32,575,842
-----------------------------------------------------------------------------------------------------
                                                                                          $64,883,674
-----------------------------------------------------------------------------------------------------

Broadcast & Cable TV - 3.9%
-----------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc.                                  1,792,000             $83,919,360
-----------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                 2,327,390              76,501,309
-----------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"*                                   563,440              19,156,960
-----------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                  4,839,450              87,061,706
-----------------------------------------------------------------------------------------------------
                                                                                         $266,639,335
-----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.3%
-----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                             234,100             $23,112,693
-----------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.                                        371,600              28,694,952
-----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                           1,777,500             104,250,375
-----------------------------------------------------------------------------------------------------
                                                                                         $156,058,020
-----------------------------------------------------------------------------------------------------
Chemicals - 1.6%
-----------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                        471,700             $24,919,911
-----------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                      988,000              41,071,160
-----------------------------------------------------------------------------------------------------
Monsanto Co.                                                          117,300               3,375,894
-----------------------------------------------------------------------------------------------------
PPG Industries, Inc.^                                                 670,200              42,906,204
-----------------------------------------------------------------------------------------------------
                                                                                         $112,273,169
-----------------------------------------------------------------------------------------------------
Computer Software - 4.1%
-----------------------------------------------------------------------------------------------------
Microsoft Corp.                                                     9,421,700            $259,473,618
-----------------------------------------------------------------------------------------------------
Veritas Software Corp.*                                               512,600              19,048,216
-----------------------------------------------------------------------------------------------------
                                                                                         $278,521,834
-----------------------------------------------------------------------------------------------------
Computer Software - Systems - 3.6%
-----------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                 2,993,993             $68,772,019
-----------------------------------------------------------------------------------------------------
IBM Corp.                                                           1,570,600             145,563,208
-----------------------------------------------------------------------------------------------------
Xerox Corp.*^                                                       2,036,300              28,100,940
-----------------------------------------------------------------------------------------------------
                                                                                         $242,436,167
-----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 3.2%
-----------------------------------------------------------------------------------------------------
Colgate-Palmolive Co.                                                 516,300             $25,840,815
-----------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                  600,600              35,489,454
-----------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                             1,966,800              44,784,036
-----------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                1,147,929             114,655,149
-----------------------------------------------------------------------------------------------------
                                                                                         $220,769,454
-----------------------------------------------------------------------------------------------------

Electrical Equipment - 5.8%
-----------------------------------------------------------------------------------------------------
American Standard Cos., Inc.*                                         193,520             $19,487,464
-----------------------------------------------------------------------------------------------------
Danaher Corp.^                                                        197,300              18,102,275
-----------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                  562,200              36,402,450
-----------------------------------------------------------------------------------------------------
General Electric Co.                                                6,399,794             198,265,618
-----------------------------------------------------------------------------------------------------
Rockwell Automation, Inc.                                             487,100              17,340,760
-----------------------------------------------------------------------------------------------------
Tyco International Ltd.                                             2,990,500              79,248,250
-----------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                   558,400              26,462,576
-----------------------------------------------------------------------------------------------------
                                                                                         $395,309,393
-----------------------------------------------------------------------------------------------------
Electronics - 2.4%
-----------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                1,150,600             $52,524,890
-----------------------------------------------------------------------------------------------------
Intel Corp.                                                         2,871,300              92,455,860
-----------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                               664,673              19,528,093
-----------------------------------------------------------------------------------------------------
                                                                                         $164,508,843
-----------------------------------------------------------------------------------------------------
Energy - Independent - 0.9%
-----------------------------------------------------------------------------------------------------
Unocal Corp.^                                                       1,583,600             $58,323,988
-----------------------------------------------------------------------------------------------------

Energy - Integrated - 2.7%
-----------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                   4,437,652            $181,943,732
-----------------------------------------------------------------------------------------------------

Entertainment - 2.2%
-----------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                   2,931,658            $130,106,982
-----------------------------------------------------------------------------------------------------
Walt Disney Co.                                                       697,000              16,261,010
-----------------------------------------------------------------------------------------------------
                                                                                         $146,367,992
-----------------------------------------------------------------------------------------------------
Food & Drug Stores - 0.8%
-----------------------------------------------------------------------------------------------------
CVS Corp.                                                           1,067,500             $38,558,100
-----------------------------------------------------------------------------------------------------
Safeway, Inc.*                                                        662,700              14,519,757
-----------------------------------------------------------------------------------------------------
                                                                                          $53,077,857
-----------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 1.6%
-----------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co.                                            990,700             $15,078,454
-----------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                       2,012,486              93,822,097
-----------------------------------------------------------------------------------------------------
                                                                                         $108,900,551
-----------------------------------------------------------------------------------------------------
Gaming & Lodging - 0.2%
-----------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Co., "B"                                    378,000             $13,596,660
-----------------------------------------------------------------------------------------------------

General Merchandise - 3.4%
-----------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                         841,900             $37,834,986
-----------------------------------------------------------------------------------------------------
May Department Stores Co.                                           1,273,800              37,029,366
-----------------------------------------------------------------------------------------------------
Target Corp.                                                        1,783,100              68,471,040
-----------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                               1,680,000              89,124,000
-----------------------------------------------------------------------------------------------------
                                                                                         $232,459,392
-----------------------------------------------------------------------------------------------------
Insurance - 2.9%
-----------------------------------------------------------------------------------------------------
American International Group, Inc.                                  1,176,772             $77,996,448
-----------------------------------------------------------------------------------------------------
Chubb Corp.                                                           587,100              39,981,510
-----------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.^                              443,100              26,156,193
-----------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                           551,100              26,392,179
-----------------------------------------------------------------------------------------------------
MetLife, Inc.                                                         832,000              28,013,440
-----------------------------------------------------------------------------------------------------
                                                                                         $198,539,770
-----------------------------------------------------------------------------------------------------
Internet - 0.2%
-----------------------------------------------------------------------------------------------------
InterActive Corp.*^                                                   340,900             $11,566,737
-----------------------------------------------------------------------------------------------------

Machinery & Tools - 0.8%
-----------------------------------------------------------------------------------------------------
Eaton Corp.                                                           270,600             $29,219,388
-----------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                             318,300              26,708,553
-----------------------------------------------------------------------------------------------------
                                                                                          $55,927,941
-----------------------------------------------------------------------------------------------------
Medical & Health Technology & Services - 1.4%
-----------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                 348,300             $21,302,028
-----------------------------------------------------------------------------------------------------
HCA, Inc.^                                                            249,100              10,701,336
-----------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.*                                             3,992,500              64,079,625
-----------------------------------------------------------------------------------------------------
                                                                                          $96,082,989
-----------------------------------------------------------------------------------------------------
Medical Equipment - 3.2%
-----------------------------------------------------------------------------------------------------
AmerisourceBergen Corp.                                             1,224,400             $68,750,060
-----------------------------------------------------------------------------------------------------
Applera Corp.                                                         208,100               4,309,751
-----------------------------------------------------------------------------------------------------
Baxter International, Inc.                                          1,783,300              54,426,316
-----------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                       213,400              17,338,750
-----------------------------------------------------------------------------------------------------
Guidant Corp.                                                       1,245,800              74,997,160
-----------------------------------------------------------------------------------------------------
                                                                                         $219,822,037
-----------------------------------------------------------------------------------------------------

Oil Services - 1.7%
-----------------------------------------------------------------------------------------------------
Halliburton Co.                                                     1,672,100             $43,474,600
-----------------------------------------------------------------------------------------------------
Noble Corp.*                                                          486,800              17,417,704
-----------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                     966,200              52,870,464
-----------------------------------------------------------------------------------------------------
                                                                                         $113,762,768
-----------------------------------------------------------------------------------------------------
Personal Computers & Peripherals - 0.2%
-----------------------------------------------------------------------------------------------------
Dell, Inc.*                                                           453,300             $15,394,068
-----------------------------------------------------------------------------------------------------

Pharmaceuticals - 7.0%
-----------------------------------------------------------------------------------------------------
Abbott Laboratories, Inc.                                           1,229,600             $57,299,360
-----------------------------------------------------------------------------------------------------
Johnson & Johnson Co.                                               3,227,068             166,710,333
-----------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                        2,377,531              83,998,170
-----------------------------------------------------------------------------------------------------
Schering Plough Corp.                                               3,772,300              65,600,297
-----------------------------------------------------------------------------------------------------
Wyeth                                                               2,464,400             104,613,780
-----------------------------------------------------------------------------------------------------
                                                                                         $478,221,940
-----------------------------------------------------------------------------------------------------
Printing & Publishing - 1.7%
-----------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                     360,310             $32,125,240
-----------------------------------------------------------------------------------------------------
New York Times Co., "A"                                             1,783,556              85,236,141
-----------------------------------------------------------------------------------------------------
                                                                                         $117,361,381
-----------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.9%
-----------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                   916,700             $63,692,316
-----------------------------------------------------------------------------------------------------

Restaurants - 0.7%
-----------------------------------------------------------------------------------------------------
Aramark Corp., "B"                                                    895,200             $24,546,384
-----------------------------------------------------------------------------------------------------
McDonald's Corp.                                                      901,300              22,379,279
-----------------------------------------------------------------------------------------------------
                                                                                          $46,925,663
-----------------------------------------------------------------------------------------------------
Specialty Chemicals - 1.0%
-----------------------------------------------------------------------------------------------------
Praxair, Inc.                                                       1,777,400             $67,896,680
-----------------------------------------------------------------------------------------------------

Specialty Retailers - 2.1%
-----------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                    2,479,400             $87,993,906
-----------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                      2,437,700              53,751,285
-----------------------------------------------------------------------------------------------------
                                                                                         $141,745,191
-----------------------------------------------------------------------------------------------------
Telecommunications - Wireline - 2.5%
-----------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                7,127,011            $173,115,097
-----------------------------------------------------------------------------------------------------

Telephone Services - 1.7%
-----------------------------------------------------------------------------------------------------
SBC Communications, Inc.                                            1,567,600             $40,867,332
-----------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                        2,075,600              72,812,048
-----------------------------------------------------------------------------------------------------
                                                                                         $113,679,380
-----------------------------------------------------------------------------------------------------
Tobacco - 1.9%
-----------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                  2,377,600            $129,388,992
-----------------------------------------------------------------------------------------------------

Trucking - 1.3%
-----------------------------------------------------------------------------------------------------
Fedex Corp.                                                           733,700             $49,524,750
-----------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                      506,600              37,767,030
-----------------------------------------------------------------------------------------------------
                                                                                          $87,291,780
-----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.5%
-----------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                              939,100             $59,942,753
-----------------------------------------------------------------------------------------------------
Entergy Corp.                                                         137,500               7,855,375
-----------------------------------------------------------------------------------------------------
Exelon Corp.                                                          999,000              66,293,640
-----------------------------------------------------------------------------------------------------
FirstEnergy Corp.                                                     539,130              18,977,376
-----------------------------------------------------------------------------------------------------
PPL Corp.^                                                            423,200              18,515,000
-----------------------------------------------------------------------------------------------------
                                                                                         $171,584,144
-----------------------------------------------------------------------------------------------------
Wireless Communications - 0.6%
-----------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.*                                       3,853,500             $30,789,465
-----------------------------------------------------------------------------------------------------
Sprint Corp. (PCS Group)*^                                          1,905,300              10,707,786
-----------------------------------------------------------------------------------------------------
                                                                                          $41,497,251
-----------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                      $6,153,452,258
-----------------------------------------------------------------------------------------------------

Foreign Stocks - 8.9%
-----------------------------------------------------------------------------------------------------
Bermuda - 0.9%
-----------------------------------------------------------------------------------------------------
Accenture Ltd., "A" (Business Services)*^                           1,144,700             $30,128,504
-----------------------------------------------------------------------------------------------------
XL Capital Ltd., "A" (Insurance)                                      443,600              34,401,180
-----------------------------------------------------------------------------------------------------
                                                                                          $64,529,684
-----------------------------------------------------------------------------------------------------
Canada - 1.4%
-----------------------------------------------------------------------------------------------------
Canadian National Railway Co. (Railroad & Shipping)                   717,366             $45,394,920
-----------------------------------------------------------------------------------------------------
Encana Corp. (Energy - Independent)^                                  532,300              21,006,152
-----------------------------------------------------------------------------------------------------
Encana Corp., ADR (Energy - Independent)                              301,800              11,902,992
-----------------------------------------------------------------------------------------------------
Magna International, Inc., "A" (Automotive)                           203,300              16,274,165
-----------------------------------------------------------------------------------------------------
                                                                                          $94,578,229
-----------------------------------------------------------------------------------------------------

Finland - 0.2%
-----------------------------------------------------------------------------------------------------
Nokia Corp., ADR (Telecommunications - Wireless)                      833,200             $14,164,400
-----------------------------------------------------------------------------------------------------

France - 0.5%
-----------------------------------------------------------------------------------------------------
Total Fina S.A., ADR (Energy - Integrated)^                           363,700             $33,645,887
-----------------------------------------------------------------------------------------------------

Germany - 1.1%
-----------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG (Automotive)^                           1,054,000             $48,803,551
-----------------------------------------------------------------------------------------------------
Porsche AG, Preferred (Automotive)^                                    43,157              25,584,846
-----------------------------------------------------------------------------------------------------
                                                                                          $74,388,397
-----------------------------------------------------------------------------------------------------
Grand Cayman Islands - 0.3%
-----------------------------------------------------------------------------------------------------
Transocean Sedco Forex, Inc. (Oil Services)*                          895,700             $21,505,757
-----------------------------------------------------------------------------------------------------

Netherlands - 0.4%
-----------------------------------------------------------------------------------------------------
Koninklijke KPN N.V. (Telephone Services)                           1,619,300             $12,486,255
-----------------------------------------------------------------------------------------------------
STMicroelectronics N.V. (Electronics)^                                634,200              17,129,742
-----------------------------------------------------------------------------------------------------
                                                                                          $29,615,997
-----------------------------------------------------------------------------------------------------
Switzerland - 2.1%
-----------------------------------------------------------------------------------------------------
Novartis AG (Pharmaceuticals)                                       1,927,400             $87,467,478
-----------------------------------------------------------------------------------------------------
Roche Holdings AG (Pharmaceuticals)                                   517,300              52,156,449
-----------------------------------------------------------------------------------------------------
                                                                                         $139,623,927
-----------------------------------------------------------------------------------------------------
United Kingdom - 2.0%
-----------------------------------------------------------------------------------------------------
Amdocs Ltd. (Computer Software)*                                      490,000             $11,015,200
-----------------------------------------------------------------------------------------------------
AstraZeneca Group PLC (Pharmaceuticals)                               936,600              44,806,358
-----------------------------------------------------------------------------------------------------
BHP Billiton PLC (Metals & Mining)                                  2,141,700              18,656,456
-----------------------------------------------------------------------------------------------------
BP Amoco PLC, ADR (Energy - Integrated)                               286,972              14,162,068
-----------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Consumer Goods & Services)                   2,104,910              47,493,186
-----------------------------------------------------------------------------------------------------
                                                                                         $136,133,268
-----------------------------------------------------------------------------------------------------
Total Foreign Stocks                                                                     $608,185,546
-----------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $6,058,103,429)                                         $6,761,637,804
-----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 1.7%
-----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio                      118,834,401            $118,834,401
-----------------------------------------------------------------------------------------------------

Repurchase Agreement - 1.1%
-----------------------------------------------------------------------------------------------------
                                                           PRINCIPAL AMOUNT
ISSUER                                                      (000 Omitted)                     $ VALUE
-----------------------------------------------------------------------------------------------------
Merrill Lynch, dated 12/31/03, due 1/02/04 total to be
received $75,711,996 (secured by various U.S. Treasury
and Federal Agency obligations in a jointly traded
account), at Cost                                                     $75,708             $75,708,000
-----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $6,252,645,830)                                    $6,956,180,205
-----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (2.1)%                                                  (146,759,040)
-----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $6,809,421,165
-----------------------------------------------------------------------------------------------------
* Non-income producing security.
^ All or a portion of this security is on loan.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

AT 12/31/03

ASSETS

Investments, at value, including $114,613,748 of
securities on loan (identified cost, $6,252,645,830)         $6,956,180,205
-----------------------------------------------------------------------------------------------------
Cash                                                                195,121
-----------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $34,954)                34,952
-----------------------------------------------------------------------------------------------------
Receivable for investments sold                                   5,149,030
-----------------------------------------------------------------------------------------------------
Receivable for trust shares sold                                  6,653,790
-----------------------------------------------------------------------------------------------------
Interest and dividends receivable                                 9,303,512
-----------------------------------------------------------------------------------------------------
Other assets                                                        105,924
-----------------------------------------------------------------------------------------------------
Total assets                                                                           $6,977,622,534
-----------------------------------------------------------------------------------------------------

LIABILITIES

Payable for investments purchased                               $17,736,259
-----------------------------------------------------------------------------------------------------
Payable for trust shares reacquired                              30,242,651
-----------------------------------------------------------------------------------------------------
Collateral for securities loaned, at value                      118,834,401
-----------------------------------------------------------------------------------------------------
Payable to affiliates
-----------------------------------------------------------------------------------------------------
  Management fee                                                     60,529
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                       483,901
-----------------------------------------------------------------------------------------------------
  Distribution and service fee                                      116,922
-----------------------------------------------------------------------------------------------------
  Program manager fee                                                     8
-----------------------------------------------------------------------------------------------------
  Administrative service fee                                              1
-----------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                              726,697
-----------------------------------------------------------------------------------------------------
Total liabilities                                                                        $168,201,369
-----------------------------------------------------------------------------------------------------
Net assets                                                                             $6,809,421,165
-----------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                              $7,542,417,585
-----------------------------------------------------------------------------------------------------
Unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                 703,541,457
-----------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and
foreign currency transactions                                (1,446,642,532)
-----------------------------------------------------------------------------------------------------
Accumulated undistributed net investment income                  10,104,655
-----------------------------------------------------------------------------------------------------
Total                                                                                  $6,809,421,165
-----------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                 440,580,532
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Assets and Liabilities - continued

Class A shares

  Net assets                                                 $3,733,719,922
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                            238,965,972
-----------------------------------------------------------------------------------------------------
  Net asset value per share                                                                    $15.62
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$15.62)                                                  $16.57
-----------------------------------------------------------------------------------------------------

Class B shares

  Net assets                                                 $2,434,970,526
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                            159,565,183
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $15.26
-----------------------------------------------------------------------------------------------------

Class C shares

  Net assets                                                   $528,791,232
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                             34,816,812
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $15.19
-----------------------------------------------------------------------------------------------------

Class I shares

  Net assets                                                   $107,567,893
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                              6,948,032
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $15.48
-----------------------------------------------------------------------------------------------------

Class J shares

  Net assets                                                     $1,550,129
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                101,621
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                               $15.25
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/98X$15.25)                                                     $15.56
-----------------------------------------------------------------------------------------------------

Class R1 shares

  Net assets                                                     $1,509,626
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 97,167
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $15.54
-----------------------------------------------------------------------------------------------------

Class R2 shares

  Net assets                                                       $173,915
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 11,234
-----------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                                    $15.48
-----------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class 529A shares

  Net assets                                                       $702,123
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 45,408
-----------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                               $15.46
-----------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25X$15.46)                                                  $16.40
-----------------------------------------------------------------------------------------------------

Class 529B shares

  Net assets                                                        $92,638
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                  6,146
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $15.07
-----------------------------------------------------------------------------------------------------

Class 529C shares

  Net assets                                                       $343,161
-----------------------------------------------------------------------------------------------------
  Shares outstanding                                                 22,957
-----------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                 $14.95
-----------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class
529B, and Class 529C shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

YEAR ENDED 12/31/03

NET INVESTMENT INCOME

Income

-----------------------------------------------------------------------------------------------------
  Dividends                                                     $107,745,239
-----------------------------------------------------------------------------------------------------
  Interest                                                         1,942,665
-----------------------------------------------------------------------------------------------------
  Foreign taxes withheld                                            (999,706)
-----------------------------------------------------------------------------------------------------
Total investment income                                                                  $108,688,198
-----------------------------------------------------------------------------------------------------
Expenses
-----------------------------------------------------------------------------------------------------
  Management fee                                                 $21,681,850
-----------------------------------------------------------------------------------------------------
  Trustees' compensation                                             137,913
-----------------------------------------------------------------------------------------------------
  Shareholder servicing costs                                     13,302,728
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class A)                          12,653,094
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class B)                          23,355,344
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class C)                           5,217,185
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class J)                              13,712
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R1)                              3,424
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class R2)                                 30
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529A)                            1,455
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529B)                              581
-----------------------------------------------------------------------------------------------------
  Distribution and service fee (Class 529C)                            1,742
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529A)                                     1,039
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529B)                                       145
-----------------------------------------------------------------------------------------------------
  Program manager fee (Class 529C)                                       435
-----------------------------------------------------------------------------------------------------
  Administrative service fee (R2)                                         16
-----------------------------------------------------------------------------------------------------
  Administrative fee                                                 383,058
-----------------------------------------------------------------------------------------------------
  Custodian fee                                                    1,534,096
-----------------------------------------------------------------------------------------------------
  Printing                                                           350,217
-----------------------------------------------------------------------------------------------------
  Postage                                                            693,405
-----------------------------------------------------------------------------------------------------
  Auditing fees                                                       36,696
-----------------------------------------------------------------------------------------------------
  Legal fees                                                          45,206
-----------------------------------------------------------------------------------------------------
  Miscellaneous                                                      761,153
-----------------------------------------------------------------------------------------------------
Total expenses                                                                            $80,174,524
-----------------------------------------------------------------------------------------------------
  Fees paid indirectly                                              (482,877)
-----------------------------------------------------------------------------------------------------
Net expenses                                                                              $79,691,647
-----------------------------------------------------------------------------------------------------
Net investment income                                                                     $28,996,551
-----------------------------------------------------------------------------------------------------

See notes to financial statements.

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)

-----------------------------------------------------------------------------------------------------
  Investment transactions*                                      $609,317,664
-----------------------------------------------------------------------------------------------------
  Foreign currency transactions                                   (1,174,041)
-----------------------------------------------------------------------------------------------------
Net realized gain on investments and foreign
currency transactions                                                                    $608,143,623
-----------------------------------------------------------------------------------------------------
Change in unrealized appreciation

------------------------------------------------------------------------------
  Investments                                                   $688,065,960
-----------------------------------------------------------------------------------------------------
  Translation of assets and liabilities in
  foreign currencies                                                 296,938
-----------------------------------------------------------------------------------------------------
Net unrealized gain on investments and foreign
currency translation                                                                     $688,362,898
-----------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments and
foreign currency                                                                       $1,296,506,521
-----------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                 $1,325,503,072
-----------------------------------------------------------------------------------------------------
* Includes proceeds received from a non-recurring cash settlement in the amount of $2,733,254 from a class-action lawsuit against Cendant Corporation.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

FOR YEARS ENDED 12/31                                          2003                      2002

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment income                                           $28,996,551               $24,760,848
-----------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                           608,143,623              (731,195,792)
-----------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                            688,362,898            (1,434,597,087)
----------------------------------------------------------   --------------           ---------------
Increase (decrease) in net assets from operations            $1,325,503,072           $(2,141,032,031)
----------------------------------------------------------   --------------           ---------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

-----------------------------------------------------------------------------------------------------
  Class A                                                      $(22,641,138)             $(19,961,344)
-----------------------------------------------------------------------------------------------------
  Class I                                                        (1,431,822)                 (746,306)
-----------------------------------------------------------------------------------------------------
  Class R1                                                           (6,301)                       --
-----------------------------------------------------------------------------------------------------
  Class R2                                                              (41)                       --
-----------------------------------------------------------------------------------------------------
  Class 529A                                                         (4,545)                     (417)
-----------------------------------------------------------------------------------------------------
  Class 529B                                                           (184)                     (171)
-----------------------------------------------------------------------------------------------------
  Class 529C                                                         (1,160)                      (53)
---------------------------------------------------------   ---------------           ---------------
Total distributions declared to shareholders                   $(24,085,191)             $(20,708,291)
---------------------------------------------------------   ---------------           ---------------
Net decrease in net assets from trust share
transactions                                                $(1,123,775,218)          $(1,680,220,960)
---------------------------------------------------------   ---------------           ---------------
Total increase (decrease) in net assets                        $177,642,663           $(3,841,961,282)
---------------------------------------------------------   ---------------           ---------------

NET ASSETS

At beginning of period                                       $6,631,778,502           $10,473,739,784
-----------------------------------------------------------------------------------------------------
At end of period (including accumulated undistributed
net investment income of $10,104,655 and $6,367,336,
respectively)                                                $6,809,421,165            $6,631,778,502
-----------------------------------------------------------------------------------------------------
See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS        FINANCIAL HIGHLIGHTS
-----------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the trust's financial performance for the past 5 years (or, if shorter, the period of the trust's operation). Certain information reflects financial results for a single trust share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the trust
(assuming reinvestment of all distributions). This information has been audited by the trust's independent auditors, whose report, together with the trust's financial statements, are included in this report.

FOR YEARS ENDED 12/31

CLASS A                                                    2003             2002            2001          2000            1999

Net asset value, beginning of period                     $12.87           $16.58          $20.02        $20.95          $20.25
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                   $0.10            $0.09           $0.08         $0.08           $0.11
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         2.74            (3.73)          (3.33)        (0.16)           1.27
------------------------------------------------------   ------       ----------      ----------     ---------       ---------
Total from investment operations                          $2.84           $(3.64)         $(3.25)       $(0.08)          $1.38
------------------------------------------------------   ------       ----------      ----------     ---------       ---------

LESS DISTRIBUTIONS

  From net investment income                             $(0.09)          $(0.07)         $(0.05)       $(0.03)         $(0.09)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                      --               --              --         (0.81)          (0.58)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                         --               --              --         (0.00)+++       (0.01)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments

  and foreign currency transactions                          --               --           (0.14)        (0.01)             --
------------------------------------------------------   ------       ----------      ----------     ---------       ---------
Total distributions                                      $(0.09)          $(0.07)         $(0.19)       $(0.85)         $(0.68)
------------------------------------------------------   ------       ----------      ----------     ---------       ---------
Net asset value, end of period                           $15.62           $12.87          $16.58        $20.02          $20.95
------------------------------------------------------   ------       ----------      ----------     ---------       ---------
Total return (%)(+)                                       22.14(#)        (22.00)         (16.24)        (0.34)           6.96
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                 0.94             0.92            0.91          0.87            0.88
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      0.72             0.58            0.47          0.38            0.55
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                           76               55              77            68              62
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000,000 Omitted)            $3,734           $3,589          $5,630        $7,638          $8,514
------------------------------------------------------------------------------------------------------------------------------

+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns for Class A shares do not include the applicable sales charge. If the charges had been included, the results would have been lower.
(#) The trust's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.005 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the trust's ending net asset value per share, total return for the year ended December 31, 2003 would have been 21.53%.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 12/31

CLASS B                                                    2003             2002            2001           2000           1999

Net asset value, beginning of period                     $12.57           $16.22          $19.66         $20.69         $20.04
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)                            $0.01           $(0.01)         $(0.03)        $(0.06)        $(0.02)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         2.68            (3.64)          (3.27)         (0.15)          1.26
------------------------------------------------------   ------       ----------       ---------      ---------      ---------
Total from investment operations                          $2.69           $(3.65)         $(3.30)        $(0.21)         $1.24
------------------------------------------------------   ------       ----------       ---------      ---------      ---------

LESS DISTRIBUTIONS

  From net investment income                                $--              $--             $--            $--         $(0.01)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                      --               --              --          (0.81)         (0.58)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                         --               --              --             --             --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments

  and foreign currency transactions                          --               --           (0.14)         (0.01)            --
------------------------------------------------------   ------       ----------       ---------      ---------      ---------
Total distributions                                         $--              $--          $(0.14)        $(0.82)        $(0.59)
------------------------------------------------------   ------       ----------       ---------      ---------      ---------
Net asset value, end of period                           $15.26           $12.57          $16.22         $19.66         $20.69
------------------------------------------------------   ------       ----------       ---------      ---------      ---------
Total return (%)                                          21.40(#)        (22.50)         (16.80)         (1.01)          6.28
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                 1.59             1.57            1.56           1.52           1.53
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               0.07            (0.06)          (0.18)         (0.27)         (0.10)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                           76               55              77             68             62
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000,000 Omitted)            $2,435           $2,391          $3,839         $5,022         $5,472
------------------------------------------------------------------------------------------------------------------------------

  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(#) The trust's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.005 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the trust's ending net asset value per share, total return for the year ended December 31, 2003 would have been 21.36%.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 12/31

CLASS C                                                    2003             2002            2001           2000           1999

Net asset value, beginning of period                     $12.51           $16.14          $19.57         $20.59         $19.95
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)                            $0.01           $(0.01)         $(0.03)        $(0.06)        $(0.02)
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         2.67            (3.62)          (3.26)         (0.14)          1.25
------------------------------------------------------   ------       ----------       ---------      ---------      ---------
Total from investment operations                          $2.68           $(3.63)         $(3.29)        $(0.20)         $1.23
------------------------------------------------------   ------       ----------       ---------      ---------      ---------

LESS DISTRIBUTIONS

  From net investment income                                $--              $--             $--            $--         $(0.01)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                      --               --              --          (0.81)         (0.58)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                         --               --              --             --             --
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments

  and foreign currency transactions                          --               --           (0.14)         (0.01)            --
------------------------------------------------------   ------       ----------       ---------      ---------      ---------
Total distributions                                         $--              $--          $(0.14)        $(0.82)        $(0.59)
------------------------------------------------------   ------       ----------       ---------      ---------      ---------
Net asset value, end of period                           $15.19           $12.51          $16.14         $19.57         $20.59
------------------------------------------------------   ------       ----------       ---------      ---------      ---------
Total return (%)                                          21.42(#)        (22.49)         (16.82)         (0.96)          6.27
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                 1.59             1.57            1.56           1.52           1.53
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                               0.07            (0.06)          (0.18)         (0.27)         (0.10)
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                           76               55              77             68             62
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000,000 Omitted)              $529             $546            $931         $1,269         $1,356
------------------------------------------------------------------------------------------------------------------------------

  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(#) The trust's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.005 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the trust's ending net asset value per share, total return for the year ended December 31, 2003 would have been 21.38%.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 12/31

CLASS I                                                    2003             2002           2001           2000            1999

Net asset value, beginning of period                     $12.82           $16.58         $20.03         $20.97          $20.26
------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income                                   $0.15            $0.13          $0.14          $0.15           $0.18
------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                         2.71            (3.70)         (3.33)         (0.16)           1.28
------------------------------------------------------   ------       ----------      ---------      ---------       ---------
Total from investment operations                          $2.86           $(3.57)        $(3.19)        $(0.01)          $1.46
------------------------------------------------------   ------       ----------      ---------      ---------       ---------

LESS DISTRIBUTIONS

  From net investment income                             $(0.20)          $(0.19)        $(0.12)        $(0.11)         $(0.16)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                      --               --             --          (0.81)          (0.58)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                         --               --             --          (0.00)+++       (0.01)
------------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments

  and foreign currency transactions                          --               --          (0.14)         (0.01)             --
------------------------------------------------------   ------       ----------      ---------      ---------       ---------
Total distributions                                      $(0.20)          $(0.19)        $(0.26)        $(0.93)         $(0.75)
------------------------------------------------------   ------       ----------      ---------      ---------       ---------
Net asset value, end of period                           $15.48           $12.82         $16.58         $20.03          $20.97
------------------------------------------------------   ------       ----------      ---------      ---------       ---------
Total return (%)                                          22.52(#)        (21.66)        (15.99)          0.01            7.38
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                 0.59             0.57           0.56           0.52            0.52
------------------------------------------------------------------------------------------------------------------------------
Net investment income                                      1.07             0.93           0.78           0.73            0.90
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                           76               55             77             68              62
------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000,000 Omitted)              $108             $104            $72           $199            $233
------------------------------------------------------------------------------------------------------------------------------

+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(#) The trust's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.005 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the trust's ending net asset value per share, total return for the year ended December 31, 2003 would have been 21.48%.

See notes to financial statements.

Financial Highlights - continued

FOR YEARS ENDED 12/31

CLASS J                                                                                                      PERIOD ENDED
                                                            2003             2002             2001              12/31/00*

Net asset value, beginning of period                      $12.57           $16.21           $19.65                 $19.97
-------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

  Net investment income (loss)                             $0.01           $(0.01)          $(0.03)                $(0.05)
-------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on
  investments and foreign currency                          2.67            (3.63)           (3.27)                  0.56**
------------------------------------------------------   -------       ----------       ----------       ----------------
Total from investment operations                           $2.68           $(3.64)          $(3.30)                 $0.51
------------------------------------------------------   -------       ----------       ----------       ----------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

  From net investment income                                 $--              $--              $--                 $(0.01)
-------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                       --               --               --                  (0.81)
-------------------------------------------------------------------------------------------------------------------------
  In excess of net investment income                          --               --               --                  (0.00)+++
-------------------------------------------------------------------------------------------------------------------------
  In excess of net realized gain on investments

  and foreign currency transactions                           --               --            (0.14)                 (0.01)
------------------------------------------------------   -------       ----------       ----------       ----------------
Total distributions                                          $--              $--           $(0.14)                $(0.83)
------------------------------------------------------   -------       ----------       ----------       ----------------
Net asset value, end of period                            $15.25           $12.57           $16.21                 $19.65
------------------------------------------------------   -------       ----------       ----------       ----------------
Total return (%)(+)                                        21.32(#)        (22.46)          (16.80)                  0.50++
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                  1.59             1.57             1.56                   1.52+
-------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                0.07            (0.05)           (0.18)                 (0.26)+
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                            76               55               77                     68
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000,000 Omitted)                 $2               $1               $2                     $2
-------------------------------------------------------------------------------------------------------------------------

  *  For the period from the inception of Class J shares, February 10, 2000, through December 31, 2000. For performance calculation purposes the Class J inception date was changed from December 31, 1999 to February 10, 2000, to reflect the date of the initial sale of Class J shares. As a result, the total return and the beginning net asset value have been restated.
**  The per share amount is not in accordance with the net realized and unrealized gain (loss) for the period because of the timing of sales of trust shares and the amount of per share realized and unrealized gains and losses at such time.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
(+) Total returns for Class J shares do not include the applicable sales charge. If the charges had been included, the results would have been lower.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(#) The trust's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.005 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the trust's ending net asset value per share, total return for the year ended December 31, 2003 would have been 21.28%.

See notes to financial statements.

                                                                    YEAR ENDED
                                                                      12/31/03
CLASS R1

Net asset value, beginning of period                                  $12.87
-----------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income                                                 $0.09
-----------------------------------------------------------------------------
 Net realized and unrealized gain on investments and foreign
   currency                                                             2.74
--------------------------------------------------------------------   ------
Total from investment operations                                       $2.83
--------------------------------------------------------------------   ------
Less distributions declared to shareholders from net investment
   income                                                             $(0.16)
-----------------------------------------------------------------------------
Net asset value, end of period                                        $15.54
-------------------------------------------------------------------   -------
Total return (%)                                                       22.14(#)
-----------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                              1.07
-----------------------------------------------------------------------------
Net investment income                                                   0.60
-----------------------------------------------------------------------------
Portfolio turnover                                                        76
-----------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                             $1,510
-----------------------------------------------------------------------------
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(#) The trust's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.005 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the trust's ending net asset value per share, total return for the year ended December 31, 2003 would have been 21.47%.

See notes to financial statements.

                                                                  PERIOD ENDED
                                                                     12/31/03*
CLASS R2

Net asset value, beginning of period                                    $14.72
------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS#

 Net investment income                                                   $0.01
------------------------------------------------------------------------------
 Net realized and unrealized gain on investments and foreign
   currency                                                               0.87
--------------------------------------------------------------------   -------
Total from investment operations                                         $0.88
--------------------------------------------------------------------   -------
Less distributions declared to shareholders from net investment
   income                                                               $(0.12)
------------------------------------------------------------------------------
Net asset value, end of period                                          $15.48
--------------------------------------------------------------------   -------
Total return (%)                                                          6.02++
------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA:

Expenses##                                                                1.05+
------------------------------------------------------------------------------
Net investment income                                                     0.63+
------------------------------------------------------------------------------
Portfolio turnover                                                          76
------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                                 $174
------------------------------------------------------------------------------
  * For the period from the inception of Class R2 shares, October 31, 2003, through December 31, 2003.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

Financial Highlights - continued

                                               YEAR          PERIOD          YEAR           PERIOD          YEAR        PERIOD
                                               ENDED          ENDED          ENDED          ENDED          ENDED         ENDED
                                             12/31/03       12/31/02*      12/31/03       12/31/02*       12/31/03     12/31/02*
--------------------------------------------------------------------------------------------------------------------------------
                                                  CLASS 529A                    CLASS 529B                    CLASS 529C

Net asset value, beginning of period          $12.82         $13.38         $12.50         $13.05          $12.44       $12.99
--------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT
OPERATIONS#

 Net investment income (loss)                  $0.07          $0.03         $(0.02)        $(0.00)+++      $(0.02)       $0.01
--------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain (loss)
 on investments and foreign currency            2.71          (0.50)          2.64          (0.48)           2.63        (0.49)
------------------------------------------   -------         ------         ------         ------          ------       ------
Total from investment operations               $2.78         $(0.47)         $2.62         $(0.48)          $2.61       $(0.48)
------------------------------------------   -------         ------         ------         ------          ------       ------
Less distributions declared to
shareholders from net investment income       $(0.14)        $(0.09)        $(0.05)        $(0.07)         $(0.10)      $(0.07)
------------------------------------------   -------         ------         ------         ------          ------       ------
Net asset value, end of period                $15.46         $12.82         $15.07         $12.50          $14.95       $12.44
------------------------------------------   -------         ------         ------         ------          ------       ------
Total return (%)(+)                            21.86(#)       (3.55)++       21.07(#)       (3.72)++        21.11(#)     (3.75)++
--------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE
NET ASSETS AND
SUPPLEMENTAL DATA:

Expenses##                                      1.18           1.17+          1.83           1.82+           1.83         1.82+
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                    0.51           0.68+         (0.15)         (0.01)+         (0.14)        0.36+
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                76             55             76             55              76           55
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period
(000 Omitted)                                   $702           $131            $93            $37            $343          $90
--------------------------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class 529 shares, July 31, 2002, through December 31, 2002.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect expense reductions from fees paid indirectly.
(+) Total returns for Class 529A shares do not include the applicable sales charge. If the charges had been included, the results would have been lower.
(#) The trust's total return calculation includes proceeds received on March 26, 2003 from a non-recurring litigation settlement recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.005 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the trust's ending net asset value per share, total return for the year ended December 31, 2003 would have been 21.28% for Class
    529A shares, 21.03% for Class 529B shares, and 20.89% for Class 529C shares.

See notes to financial statements.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

Massachusetts Investors Trust (the trust) was organized as a common law trust under the laws of the Commonwealth of Massachusetts in 1924 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The trust can invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment.

INVESTMENT VALUATIONS - The trust uses independent pricing services approved by the Board of Trustees wherever possible to value its portfolio securities. Portfolio securities are valued at current market prices where current market prices are readily available, or the trust may fair value portfolio securities under the direction of the Board of Trustees when a determination is made that current market prices are not readily available. Equity securities in the trust's portfolio for which market quotations are available are valued at the last sale or official closing price as reported by an independent pricing service on the primary market or exchange on which they are primarily traded, or at the last quoted bid price for securities in which there were no sales during the day. Equity securities traded over the counter are valued at the last sales price traded each day as reported by an independent pricing service, or to the extent there are no sales reported, such securities are valued on the basis of quotations obtained from brokers and dealers. Equity securities for which it is determined that current market prices are not readily available will be fair valued under the direction of the Board of Trustees. The trust may also fair value foreign equity securities in cases where closing market prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the trust calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, the trust may utilize information from an external vendor or other sources to adjust closing market prices of foreign equity securities to reflect what it believes to be the fair value of the securities as of the trust's valuation time. Because the frequency of significant events is not predictable, fair valuation of foreign equity securities may occur on a frequent basis. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the trust's portfolio are valued at amortized cost, which constitutes market value as determined by the Board of Trustees.

REPURCHASE AGREEMENTS - The trust may enter into repurchase agreements with institutions that the trust's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The trust requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the trust to obtain those securities in the event of a default under the repurchase agreement. The trust monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the trust under each such repurchase agreement. The trust, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DEFERRED TRUSTEE COMPENSATION - Under a Deferred Compensation Plan (the Plan) independent Trustees may elect to defer receipt of all or a portion of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the trust or other MFS trust selected by the Trustee. Deferred amounts represent an unsecured obligation of the trust until distributed in accordance with the Plan. Included in other assets, and accrued expenses and other liabilities, is $8,417 of Deferred Trustees' Compensation.

SECURITY LOANS - State Street Bank and Trust Company ("State Street"), as lending agent, may loan the securities of the trust to certain qualified institutions (the "Borrowers") approved by the trust. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the trust with indemnification against Borrower default.

Cash collateral is invested in a money market fund and/or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the trust and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the trust and the lending agent. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The trust may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the trust may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The trust may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the trust may enter into contracts with the intent of changing the relative exposure of the trust's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with accounting principles generally accepted in the United States of America. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The trust was a participant in a class-action lawsuit against Cendant Corporation. On March 26, 2003 the trust received a cash settlement in the amount of $2,733,254 recorded as a realized gain on investment transactions. The proceeds from the non-recurring litigation settlement resulted in an increase in net asset value of $0.005 per share based on the shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the trust's ending net asset value per share, total returns for the year ended December 31, 2003 would have been lower by 0.61%, 0.04%, 0.04%, 1.04%, 0.04%,
0.67%, 0.58%, 0.04%, and 0.22% for classes A, B, C, I, J, R1, 529A, 529B, and
529C, respectively.

FEES PAID INDIRECTLY - The trust's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the trust. During the year ended December 31, 2003, the trust's, custodian fees were reduced by $26,183 under this arrangement. The trust has entered into a directed brokerage agreement, under which the broker will credit the trust a portion of the commissions generated, to offset certain expenses of the trust. For year ended December 31, 2003, the trust's miscellaneous expenses were reduced by $456,694 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. The trust distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for currency transactions, real estate investment trusts, and capital losses.

The tax character of distributions declared for the years ended December 31, 2003 and December 31, 2002 was as follows:

                                                   12/31/03           12/31/02
Distributions declared from:
------------------------------------------------------------------------------
  Ordinary income                               $24,085,191        $20,708,291
------------------------------------------------------------------------------

During the year ended December 31, 2003, accumulated undistributed net investment income decreased by $1,174,041, and accumulated net realized loss on investments and foreign currency transactions decreased by $1,174,041 due to differences between book and tax accounting for currency transactions. This change had no effect on the net assets or net asset value per share.

As of December 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

     Undistributed ordinary income                          $10,368,707
     -------------------------------------------------------------------
     Capital loss carryforward                           (1,306,347,853)
     -------------------------------------------------------------------
     Unrealized appreciation                                563,246,778
     -------------------------------------------------------------------
     Other temporary differences                               (264,052)
     -------------------------------------------------------------------

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration.

    EXPIRATION DATE

     December 31, 2009                              $(509,282,887)
     ---------------------------------------------------------------
     December 31, 2010                               (797,064,966)
     ---------------------------------------------------------------
         Total                                    $(1,306,347,853)
     ---------------------------------------------------------------

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The trust offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the trust based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The trust has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the trust's average daily net assets.

The trust pays compensation to the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the trust, all of whom receive remuneration for their services to the trust from MFS. Certain officers and Trustees of the trust are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The trust has an unfunded, defined benefit plan for inactive Trustees and an unfunded retirement benefit deferral plan for active Trustees. Included in Trustees' compensation is a net increase of $25,418 as a result of the change in the trust's pension liability for active Trustees and a pension expense of $15,232 for inactive trustees for the year ended December 31, 2003.

ADMINISTRATOR - The trust has an administrative services agreement with MFS to provide the trust with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the trust pays MFS an administrative fee up to the following annual percentage rates of the trust's average daily net assets:

     First $2 billion                                          0.0175%
     -----------------------------------------------------------------
     Next $2.5 billion                                         0.0130%
     -----------------------------------------------------------------
     Next $2.5 billion                                         0.0005%
     -----------------------------------------------------------------
     In excess of $7 billion                                   0.0000%
     -----------------------------------------------------------------

In addition to the administrative services provided by MFS to the trust as described above, MFS is responsible for providing certain administrative services with respect to class R2 shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in class R2 shares, and may be provided directly by MFS or by a third party. The trust pays an annual 0.25% administrative service fee solely from the assets of class R2 shares to MFS for the provision of these services.

DISTRIBUTOR - MFD, a wholly owned subsidiary of MFS, as distributor, received $247,122 and $1,918 for the year ended December 31, 2003, as its portion of the sales charge on sales of Class A and Class 529A shares of the trust, respectively.

The Trustees have adopted a distribution plan for Class A, Class B, Class C, Class J, Class R1, Class R2, Class 529A, Class 529B and Class 529C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The trust's distribution plan provides that the trust will pay MFD an annual percentage of its average daily net assets attributable to certain share classes in order that MFD may pay expenses on behalf of the trust related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD based on the average daily net assets of accounts attributable to such dealers. These fees are calculated based on each class' average daily net assets. The maximum distribution and service fees for each class of shares are as follows:

                                       CLASS A         CLASS B         CLASS C        CLASS J       CLASS R1       CLASS R2

Distribution Fee                         0.10%           0.75%           0.75%          0.75%          0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------------------
Service Fee                              0.25%           0.25%           0.25%          0.25%          0.25%          0.25%
-----------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                  0.35%           1.00%           1.00%          1.00%          0.50%          0.50%
-----------------------------------------------------------------------------------------------------------------------------

                                    CLASS 529A      CLASS 529B      CLASS 529C

Distribution Fee                         0.25%           0.75%           0.75%
-----------------------------------------------------------------------------------------------------------------------------
Service Fee                              0.25%           0.25%           0.25%
-----------------------------------------------------------------------------------------------------------------------------
Total Distribution Plan                  0.50%           1.00%           1.00%
-----------------------------------------------------------------------------------------------------------------------------

MFD retains the service fee for accounts not attributable to a securities dealer, which for the year ended December 31, 2003, amounted to:

                                       CLASS A         CLASS B         CLASS C        CLASS J       CLASS R1       CLASS R2

Service Fee Retained by MFD           $729,181         $15,245         $11,712            $--            $--            $--
-----------------------------------------------------------------------------------------------------------------------------

                                    CLASS 529A      CLASS 529B      CLASS 529C

Service Fee Retained by MFD               $140              $6             $23
-----------------------------------------------------------------------------------------------------------------------------

Fees incurred under the distribution plan during the year ended December 31, 2003, were as follows:

                                       CLASS A         CLASS B         CLASS C        CLASS J       CLASS R1       CLASS R2

Effective Annual Percentage Rates        0.35%           1.00%           1.00%          1.00%          0.50%          0.50%
-----------------------------------------------------------------------------------------------------------------------------

                                    CLASS 529A      CLASS 529B      CLASS 529C

Effective Annual Percentage Rates        0.35%           1.00%           1.00%
-----------------------------------------------------------------------------------------------------------------------------

Payment of the 0.15% per annum portion of the Class 529A distribution fee that is not currently being charged will be implemented on such a date as the Trustees of the trust may determine. Class A shares sold prior to January 2, 1991 are subject to a service fee of 0.15% per annum attributable to Class A shares.

The trust's distribution plan provides that the trust will pay MFD a distribution fee of up to 0.75% per annum, and a service fee of up to 0.25% per annum, of the trust's average daily net assets attributable to Class J shares. Class J shares are available for distribution through Monex, Inc. ("Monex") and its network of financial intermediaries. Monex also serves as the trust's Agent Company in Japan, and in that capacity represents the trust before Japanese regulatory authorities. MFD will pay to Monex all of the service fee attributable to Class J shares. Out of the distribution fee, MFD will pay to Monex 0.615% per annum of average net assets attributable to Class J shares and will retain the remaining 0.135%. A portion of the distribution fee to Monex, equal to 0.05% per annum of the trust's average daily net assets attributable to Class J shares, is paid to cover its services as the trust's Agent Company. Fees incurred under the distribution plan during the year ended December 31, 2003 were 1.00% of average net assets attributable to Class J shares on an annualized basis.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for class A shares, 12 months following the purchase, and, for class C and 529C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B and Class 529B shares in the event of a shareholder redemption within six years from the end of the calendar month of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended December 31, 2003, were as follows:

                                               CLASS A          CLASS B          CLASS C       CLASS 529B       CLASS 529C

Contingent Deferred Sales Charges Imposed     $486,022       $4,973,427          $22,881              $--              $--
---------------------------------------------------------------------------------------------------------------------------

The trust has and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the trust's 529 share classes is made. The trust has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% from the trust based solely upon the value of the trust's 529 share classes attributable to tuition programs to which MFD or a third party which contracts with MFD provides administrative services. The current fee has been established at 0.25% annually of average net assets of the trust's 529 share classes attributable to such programs. The fee may only be increased with the approval of the board of trustees that oversees the trust. The services provided by MFD or a third party with which MFD contracts include recordkeeping and tax reporting and account services, as well as services designed to maintain the program's compliance with the Internal Revenue Code and other regulatory requirements.

SHAREHOLDER SERVICING AGENT - Included in shareholder servicing costs is a fee paid to MFSC, a wholly owned subsidiary of MFS, for its services as shareholder servicing agent. The fee is calculated as a percentage of the trust's average daily net assets at an annual rate of 0.11%, which amounted to $7,074,672 for the year ended December 31, 2003. Prior to April 1, 2003, the fee was 0.10% of the trust's average daily net assets. Also included in the shareholder servicing costs are out-of-pocket expenses, paid to MFSC, which amounted to $2,428,411 for the year ended December 31, 2003, as well as other expenses paid to unaffiliated vendors.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $4,881,308,573 and $5,895,707,718, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

     Aggregate cost                                    $6,392,940,509
     -----------------------------------------------------------------
     Gross unrealized appreciation                       $671,048,620
     -----------------------------------------------------------------
     Gross unrealized depreciation                       (107,808,924)
     -----------------------------------------------------------------
     Net unrealized appreciation                         $563,239,696
     -----------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The trust's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in trust shares were as follows:

                                     Year ended 12/31/2003                    Year ended 12/31/2002
                                 SHARES               AMOUNT              SHARES               AMOUNT

CLASS A SHARES
Shares sold                      515,189,711        $6,878,785,953        360,607,315        $5,020,795,242
--------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment of
distributions                      1,185,078            16,963,902          1,075,267            14,964,133
--------------------------------------------------------------------------------------------------------------
Shares reacquired               (556,218,050)       (7,482,424,319)      (422,512,573)       (5,928,364,644)
--------------------------------------------------------------------------------------------------------------
Net decrease                     (39,843,261)        $(586,674,464)       (60,829,991)        $(892,605,269)
--------------------------------------------------------------------------------------------------------------

CLASS B SHARES
Shares sold                       11,028,449          $147,269,908         17,649,923          $255,237,932
--------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment of
distributions                             --                    --                 --                    --
--------------------------------------------------------------------------------------------------------------
Shares reacquired                (41,632,311)         (553,898,014)       (64,209,641)         (895,989,855)
--------------------------------------------------------------------------------------------------------------
Net decrease                     (30,603,862)        $(406,628,106)       (46,559,718)        $(640,751,923)
--------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Shares sold                        2,511,875           $33,475,359          5,206,857           $74,888,042
--------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment of
distributions                             --                    --                 --                    --
--------------------------------------------------------------------------------------------------------------
Shares reacquired                (11,293,510)         (150,239,704)       (19,273,711)         (269,882,839)
--------------------------------------------------------------------------------------------------------------
Net decrease                      (8,781,635)        $(116,764,345)       (14,066,854)        $(194,994,797)
--------------------------------------------------------------------------------------------------------------

CLASS I SHARES
Shares sold                        1,292,377           $17,562,435          5,282,869           $68,942,059
--------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment of
distributions                         98,432             1,358,190             39,714               577,836
--------------------------------------------------------------------------------------------------------------
Shares reacquired                 (2,596,685)          (34,855,905)        (1,533,795)          (21,723,069)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)           (1,205,876)         $(15,935,280)         3,788,788           $47,796,826
--------------------------------------------------------------------------------------------------------------

                                     Year ended 12/31/2003                    Year ended 12/31/2002
                                 SHARES               AMOUNT              SHARES               AMOUNT

CLASS J SHARES
Shares sold                            6,051               $81,327             13,920              $200,598
--------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment of
distributions                             --                    --                 --                    --
--------------------------------------------------------------------------------------------------------------
Shares reacquired                     (6,830)              (91,051)            (9,880)             (132,238)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease)                 (779)              $(9,724)             4,040               $68,360
--------------------------------------------------------------------------------------------------------------

                                     Year ended 12/31/2003                  Period ended 12/31/2002*
                                 SHARES               AMOUNT              SHARES               AMOUNT

CLASS R1 SHARES
Shares sold                          157,172            $2,145,044                389                $5,000
--------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment of
distributions                            410                 6,041                 --                    --
--------------------------------------------------------------------------------------------------------------
Shares reacquired                    (60,803)             (817,582)                --                    --
--------------------------------------------------------------------------------------------------------------
Net increase                          96,779            $1,333,503                389                $5,000
--------------------------------------------------------------------------------------------------------------

                                  Period ended 12/31/2003***
                                 SHARES               AMOUNT

CLASS R2 SHARES
Shares sold                           11,231              $170,537
---------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment of
distributions                              3                    41
---------------------------------------------------------------------
Shares reacquired                         --                    --
---------------------------------------------------------------------
Net increase                          11,234              $170,578
--------------------------------------------------------------------------------------------------------------

                                     Year ended 12/31/2003                  Period ended 12/31/2002**
                                 SHARES               AMOUNT              SHARES               AMOUNT

CLASS 529A SHARES
Shares sold                           36,150              $491,100             10,249              $133,493
--------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment of
distributions                            328                 4,545                 31                   417
--------------------------------------------------------------------------------------------------------------
Shares reacquired                     (1,317)              (19,364)               (33)                 (429)
--------------------------------------------------------------------------------------------------------------
Net increase                          35,161              $476,281             10,247              $133,481
--------------------------------------------------------------------------------------------------------------

                                     Year ended 12/31/2003                  Period ended 12/31/2002**
                                 SHARES               AMOUNT              SHARES               AMOUNT

CLASS 529B SHARES
Shares sold                            4,032               $54,745              2,980               $37,693
--------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment of
distributions                             15                   184                 13                   171
--------------------------------------------------------------------------------------------------------------
Shares reacquired                       (867)              (12,295)               (27)                 (336)
--------------------------------------------------------------------------------------------------------------
Net increase                           3,180               $42,634              2,966               $37,528
--------------------------------------------------------------------------------------------------------------

CLASS 529C SHARES
Shares sold                           15,652              $213,173              7,271               $89,984
--------------------------------------------------------------------------------------------------------------
Shares issued to
shareholders
in reinvestment of
distributions                             90                 1,160                  4                    53
--------------------------------------------------------------------------------------------------------------
Shares reacquired                        (44)                 (628)               (16)                 (203)
--------------------------------------------------------------------------------------------------------------
Net increase                          15,698              $213,705              7,259               $89,834
--------------------------------------------------------------------------------------------------------------

  * For the period from the inception of Class R1, December 31, 2002, through December 31, 2002. There was no operating activity associated with Class R1 shares for this period.

 ** For the period from the inception of Class 529A, Class 529B, and Class 529C, July 31, 2002, through December 31, 2002.

*** For the period from the inception of Class R2, October 31, 2003, through December 31, 2003.

(6) LINE OF CREDIT

The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. A commitment fee of $43,538 which is based on the average daily unused portion of the line of credit is included in miscellaneous expense. The trust had no significant borrowings during the year.

(7) LEGAL PROCEEDINGS

Massachusetts Financial Services Company ("MFS"), the investment adviser to the trust, has reached agreement with the Securities and Exchange Commission ("SEC"), the New York Attorney General ("NYAG") and the Bureau of Securities Regulation of the State of New Hampshire ("NH") to settle administrative proceedings alleging false and misleading information in certain MFS fund prospectuses regarding market timing and related matters. These regulators alleged that prospectus language for certain MFS funds was false and misleading because, although the prospectuses for those funds in the regulators' view indicated that the funds prohibited market timing, MFS did not limit trading activity in 11 domestic large cap stock, high grade bond and money market funds. MFS' former Chief Executive Officer, John W. Ballen, and former President, Kevin
R. Parke, have also reached agreement with the SEC (Messrs. Ballen and Parke resigned their director and officer positions with MFS on February 13, 2004). Under the terms of the settlements, MFS and the executives neither admit nor deny wrongdoing.

Under the terms of the settlements, a $225 million pool will be established for distribution to shareholders in certain of the MFS funds offered to retail investors ("Retail Funds"), which will be funded by MFS and of which $50 million is characterized as a penalty. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant with consultation with MFS and the Boards of Trustees of the Retail Funds, and acceptable to the SEC. MFS has further agreed with the NYAG to reduce its management fees in the aggregate amount of approximately $25 million annually over the next five years, and not to increase certain management fees during this period. MFS will also pay an administrative fine to NH in the amount of $1 million, which will be used for investor education purposes (NH will retain $250,000 and $750,000 will be contributed to the North American Securities Administrators Association's Investor Protection Trust). In addition, MFS and the Retail Funds will adopt certain governance changes.

Messrs. Ballen and Parke have agreed to temporary suspensions from association with any registered investment company or investment adviser, will pay approximately $315,000 each to the SEC, and resigned their positions as trustees of all MFS funds, and Mr. Ballen resigned his position as President of all MFS funds, effective February 6, 2004.

Since December 2003, MFS, Sun Life Financial Inc., various MFS funds, the Trustees of these MFS funds, and certain officers of MFS have been named as defendants in multiple lawsuits filed in federal and state courts. The lawsuits variously have been commenced as class actions or individual actions on behalf of investors who purchased, held or redeemed shares of the funds during specified periods, as class actions on behalf of participants in certain retirement plan accounts, or as derivative actions on behalf of the MFS funds. The lawsuits generally allege that some or all of the defendants permitted or acquiesced in market timing and/or late trading in some of the MFS funds, inadequately disclosed MFS' internal policies concerning market timing and such matters, and received excessive compensation as fiduciaries to the MFS funds. The actions assert that some or all of the defendants violated the federal securities laws, including the Securities Act of 1933 and the Securities Exchange Act of 1934, the Investment Company Act of 1940 and the Investment Advisers Act of 1940, the Employee Retirement Income Security Act of 1974, as well as fiduciary duties and other violations of common law. The lawsuits seek unspecified compensatory damages. Insofar as any of the actions is appropriately brought derivatively on behalf of any of the MFS funds, any recovery will inure to the benefit of the funds. The defendants are reviewing the allegations of the multiple complaints and will respond appropriately. Additional lawsuits based on similar allegations may be filed in the future.

Any potential resolution of these matters may include, but not be limited to, judgments or settlements for damages against MFS, the MFS funds, or any other named defendant. As noted above, as part of the regulatory settlements, MFS will establish a restitution pool in the amount of $225 million to compensate certain shareholders of the Retail Funds for damages that they allegedly sustained as a result of market timing or late trading in certain of the Funds. It is not clear whether the restitution pool will be sufficient to compensate shareholders for all of the damage they allegedly sustained, whether certain shareholders or putative class members may have additional claims to compensation, or whether the damages that may be awarded in any of the actions will exceed the amounts available in the restitution pool. In the event the MFS funds incur any losses, costs or expenses in connection with such lawsuits, the Boards of Trustees of the affected funds may pursue claims on behalf of such funds against any party that may have liability to the funds in respect thereof.

In November 2003, the SEC and Morgan Stanley DW, Inc. (Morgan Stanley) settled an enforcement action against Morgan Stanley relating to the undisclosed receipt of fees from certain mutual fund companies in return for preferred marketing of their funds. MFS was one of the 14 fund companies reported to be on Morgan Stanley's preferred list. As a result, MFS has been under investigation by the SEC relating to its directed brokerage and revenue- sharing arrangements with various distributors of its products, including Morgan Stanley. MFS is cooperating with the SEC's investigation, which is ongoing. The outcome of this investigation is not yet determinable and may result in sanctions, compensation payments or other financial penalties.

Review of these matters by the independent Trustees of the MFS funds and their counsel is continuing. There can be no assurance that these regulatory actions and lawsuits, or the adverse publicity associated with these developments will not result in increased fund redemptions, reduced sales of fund shares, or other adverse consequences to the funds.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees and the Shareholders of Massachusetts Investors Trust:

We have audited the accompanying statement of assets and liabilities of Massachusetts Investors Trust (the Trust), including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Massachusetts Investors Trust as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 17, 2004

-----------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
-----------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of the Massachusetts
Investors Trust, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

Name, age, position with the Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES

JOHN W. BALLEN(2)(5) (born 09/12/59)                     DAVID H. GUNNING(4) (born 05/30/42)
Trustee and President                                    Trustee
Massachusetts Financial Services Company, Chief          Cleveland-Cliffs Inc. (mining products and service
Executive Officer and Director                           provider), Vice Chairman/Director (since April
                                                         2001); Encinitos Ventures (private investment
ROBERT J. MANNING(2)(7) (born 10/20/63)                  company), Principal (1997 to April 2001); Lincoln
Trustee                                                  Electric Holdings, Inc. (welding equipment
Massachusetts Financial Services Company, Chief          manufacturer), Director; Southwest Gas Corporation
Executive Officer, President, Chief Investment           (natural gas distribution company), Director
Officer and Director
                                                         WILLIAM R. GUTOW (born 09/27/41)
KEVIN R. PARKE(2)(5) (born 12/14/59)                     Trustee
Trustee                                                  Private investor and real estate consultant;
Massachusetts Financial Services Company,                Capitol Entertainment Management Company (video
President, Chief Investment Officer and Director         franchise), Vice Chairman

ROBERT C. POZEN(2)(7) (born 08/08/46)                    AMY B. LANE(4) (born 02/08/53)
Trustee                                                  Trustee
Massachusetts Financial Services Company, Chairman       Retired; Merrill Lynch & Co., Inc., Managing
(since February 2004); Harvard Law School                Director, Investment Banking Group (1997 to
(education), John Olin Visiting Professor (since         February 2001); Borders Group, Inc. (book and
July 2002); Secretary of Economic Affairs, The           music retailer), Director; Federal Realty
Commonwealth of Massachusetts (January 2002 to           Investment Trust (real estate investment trust),
December 2002); Fidelity Investments, Vice               Trustee
Chairman (June 2000 to December 2001); Fidelity
Management & Research Company (investment                ABBY M. O'NEILL(3) (born 04/27/28)
adviser), President (March 1997 to July 2001); The       Trustee
Bank of New York (financial services), Director;         Private investor; Rockefeller Financial Services,
Bell Canada Enterprises (telecommunications),            Inc. (investment advisers), Chairman and Chief
Director; Telesat (satellite communications),            Executive Officer
Director.
                                                         LAWRENCE T. PERERA (born 06/23/35)
JEFFREY L. SHAMES(2)(6) (born 06/02/55)                  Trustee
Trustee                                                  Hemenway & Barnes (attorneys), Partner
Massachusetts Financial Services Company, Chairman
                                                         WILLIAM J. POORVU (born 04/10/35)
INDEPENDENT TRUSTEES                                     Trustee
                                                         Private investor; Harvard University Graduate
J. ATWOOD IVES (born 05/01/36)                           School of Business Administration, Class of 1961
Co-Chair                                                 Adjunct Professor in Entrepreneurship Emeritus;
Private investor; KeySpan Corporation (energy            CBL & Associates Properties, Inc. (real estate
related services), Director; Eastern Enterprises         investment trust), Director
(diversified services company), Chairman, Trustee
and Chief Executive Officer (until November 2000)        J. DALE SHERRATT (born 09/23/38)
                                                         Trustee
WARD SMITH (born 09/13/30)                               Insight Resources, Inc. (acquisition planning
Co-Chair                                                 specialists), President; Wellfleet Investments
Private investor                                         (investor in health care companies), Managing
                                                         General Partner (since 1993); Cambridge
LAWRENCE H. COHN, M.D. (born 03/11/37)                   Nutraceuticals (professional nutritional
Trustee                                                  products), Chief Executive Officer (until May
Brigham and Women's Hospital, Chief of Cardiac           2001)
Surgery; Harvard Medical School, Professor of
Surgery                                                  ELAINE R. SMITH (born 04/25/46)
                                                         Trustee
                                                         Independent health care industry consultant

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(3) Retired December 31, 2003. (4) Appointed Trustee on January 27, 2004. (5) Resigned February 6, 2004. (6)
    Resigned on February 13, 2004. (7) Appointed Trustee on February 24, 2004.

Trustees and Officers - continued
OFFICERS

JOHN W. BALLEN(2) (born 09/12/59)                        RICHARD M. HISEY (born 08/29/58)
Trustee and President                                    Treasurer
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Senior
Executive Officer and Director                           Vice President (since July 2002); The Bank of New
                                                         York, Senior Vice President (September 2000 to
JAMES R. BORDEWICK, JR. (born 03/06/59)                  July 2002); Lexington Global Asset Managers, Inc.,
Assistant Secretary and Assistant Clerk                  Executive Vice President and Chief Financial
Massachusetts Financial Services Company, Senior         Officer (prior to September 2000); Lexington
Vice President and Associate General Counsel             Funds, Treasurer (prior to September 2000)

STEPHEN E. CAVAN (born 11/06/53)                         ROBERT J. MANNING(3) (born 10/20/63)
Secretary and Clerk                                      President
Massachusetts Financial Services Company, Senior         Massachusetts Financial Services Company, Chief
Vice President, General Counsel and Secretary            Executive Officer, President, Chief Investment
                                                         Officer and Director
STEPHANIE A. DESISTO (born 10/01/53)
Assistant Treasurer                                      ELLEN MOYNIHAN (born 11/13/57)
Massachusetts Financial Services Company, Vice           Assistant Treasurer
President (since April 2003); Brown Brothers             Massachusetts Financial Services Company, Vice
Harriman & Co., Senior Vice President (November          President
2002 to April 2003); ING Groep N.V./Aeltus
Investment Management, Senior Vice President             JAMES O. YOST (born 06/12/60)
(prior to November 2002)                                 Assistant Treasurer
                                                         Massachusetts Financial Services Company, Senior
ROBERT R. FLAHERTY (born 09/18/63)                       Vice President
Assistant Treasurer
Massachusetts Financial Services Company, Vice
President (since August 2000); UAM Fund Services,
Senior Vice President (prior to August 2000)


The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Mr. Shames has served as a Trustee of the Trust continually since originally appointed until February 13,
2004. Messrs. Ives, Perera and Poorvu, and Ms. Smith, have served in their capacity as Trustee of the Trust continuously since originally elected or appointed. Mr. Gutow has served as a Trustee of the Trust since
August 1, 2001. Messrs. Cohn, Sherratt and Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr. Ballen was elected by shareholders and served as a Trustee from January
1, 2002, until February 6, 2004, and Mr. Parke served as a Trustee of the Trust from January 1, 2002, until
February 6, 2004. Ms. O'Neill retired on December 31, 2003. Mr. Gunning and Ms. Lane have served as Trustees of the Trust since January 27, 2004. Messrs. Manning and Pozen have served as Trustees of the Trust since
February 24, 2004.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 109 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.
--------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIAN
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741             225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                            AUDITORS
MFS Fund Distributors, Inc.                            Deloitte & Touche LLP
500 Boylston Street, Boston, MA                        200 Berkeley Street, Boston, MA
02116-3741                                             02116

PORTFOLIO MANAGERS
John Laupheimer, Jr.(1)
Brooks Taylor(1)


(1) MFS Investment Management
(2) Resigned on February 6, 2004.
(3) Appointed President on February 6, 2004.

--------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
--------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

            MFS FAMILY OF FUNDS(R)

            More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

            VARIABLE ANNUITIES

            A selection of annuity products with advantages for building and preserving wealth

            MFS 401(k) AND IRA SUITES

            Retirement plans for businesses and individuals

            MFS COLLEGE SAVINGS PLANS

            Investment products to help meet education expenses

            MFS PRIVATE PORTFOLIO SERVICES

            Investment advisory services that provide custom products for high-net-worth individuals

A prospectus for any MFS product can be obtained from your investment professional. The prospectus contains complete information on the fund's investment objective(s), the risks associated with an investment in the fund, the fees and charges involved, as well as other information about the fund. You should consider this information carefully before investing.

Variable annuities are offered through MFS/Sun Life Financial Distributors, Inc.

------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV reporting the federal tax status of all distributions paid during the calendar year 2003.

The trust hereby designates the maximum amount allowable as qualified dividend income eligible for a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2003 Form 1099-DIV.

For the year ended December 31, 2003, the amount of distributions from income eligible for the 70% dividends received deduction for corporations is 100%.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CONTACT INFORMATION
-------------------------------------------------------------------------------

INVESTOR INFORMATION

For information on MFS mutual funds, call your investment professional or, for an information kit, call toll free: 1-800-225-2606 any business day from 8 a.m. to 8 p.m. Eastern time.

A general description of the MFS Funds proxy voting policies is available without charge, upon request, by calling 1-800-225-2606, by visiting the About MFS section of mfs.com or by visiting the SEC's website at http://www.sec. gov.

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 2281
                Boston, MA 02107-9906

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

[logo] M F S(R)
INVESTMENT MANAGEMENT

500 Boylston Street
Boston, MA 02116-3741

(C) 2004 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116
                                                             MIT-ANN-2/04 675M

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in the instructions to Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. J. Atwood Ives and Ward Smith, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in the instructions to Form N-CSR. In addition, Messrs. Ives and Smith are both "independent" members of the Audit Committee as defined in the instructions to Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):
The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to the Registrant. In addition, Deloitte may provide non-audit related services to the Registrant and/or to the Registrants' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Registrant ("MFS Related Entities").

For the fiscal years ended December 31, 2003 and 2002, audit fees billed to the Registrant by Deloitte were as follows:

                                                                                                REGISTRANT'S
                                                                                                 AUDIT FEES
                  Fees billed by Deloitte:                                                   2003            2002
                                                                                             ----            ----
                           Massachusetts Investors Trust .........................         $28,575         $28,575

For the fiscal years ended December 31, 2003 and 2002, fees billed by Deloitte for audit-related, tax and other services provided to the Registrant, MFS and MFS Related Entities were as follows:

                                                                                                                     TOTAL
                                            AUDIT-RELATED FEES(1)       TAX FEES(2)         ALL OTHER FEES(3)     NON-AUDIT FEES
      Fees billed by Deloitte:               2003        2002        2003       2002       2003        2002    2003        2002
                                             ----        ----        ----       ----       ----        ----    ----        ----
      To Massachusetts Investors Trust        $   0       $   0    $ 4,225    $ 4,225      $   0       $   0  $  4,225   $  4,225
      To MFS and MFS Related Entities      $430,950    $184,500    $ 2,195    $63,501    $94,000    $350,771  $527,145   $598,772
                                           --------    --------    -------    -------    -------    --------  --------   --------
                 Total fees billed         $430,950    $184,500    $ 6,420    $67,726    $94,000    $350,771  $531,370   $602,997
                                           --------    --------    -------    -------    -------    --------  --------   --------

(1) There were no Audit-Related services provided to the Registrant by Deloitte for the fiscal years ended December 31, 2003 and
    2002. Audit-Related Fees for MFS and MFS Related entities includes fees for internal control reviews.
(2) Fees included in the Tax Fees category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. This category includes fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, tax advice related to income recognition and distribution policies.
(3) All Other Fees includes fees for services related to financial information system implementation, consultation on internal cost allocations, and in 2002, staff assistance in preparing certain information required for tax disclosures in financial reports.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

         Pre-approval is needed for all planned and anticipated audit and permissible non-audit services rendered to the Registrant and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and/or financial reporting of the Registrant. In the event such services arise between regular meetings of the Audit Committee and it is not practical to seek pre-approval at the next regular meeting of the Audit Committee, such services may be referred to the Chair of the Audit Committee for approval; provided that, the Chair may not approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and MFS and MFS Related Entities disclosed above were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not required at this time. [Required for reporting periods ending after January 1, 2004 (beginning with N-CSR's filed at the end of March 2004, for January 31, 2004 reporting period).]

ITEM 10.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS TRUST



By (Signature and Title)*  ROBERT J. MANNING
                           -----------------------------------------
                           Robert J. Manning, President

Date:    February 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*  ROBERT J. MANNING
                           -----------------------------------------
                           Robert J. Manning, President (Principal
                           Executive Officer)

Date:    February 23, 2004



By (Signature and Title)*  RICHARD M. HISEY
                           -----------------------------------------
                           Richard M. Hisey, Treasurer (Principal
                           Financial Officer and Accounting Officer)

Date:    February 23, 2004


* Print name and title of each signing officer under his or her signature.